Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
Inventories

	At December 31
	2017	2016
	(€ million)
Finished goods and goods for resale	€8,261	€7,888
Work-in-progress, raw materials and manufacturing supplies	4,476	4,168
Amount due from customers for contract work	185	65
Total Inventories	€12,922	€12,121

The amount of inventory write-downs recognized within Cost of revenues during the years ended December 31, 2017, 2016 and 2015 was €659 million, €637 million and €653 million, respectively.
The amount due from customers for contract work relates to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31
	2017	2016
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€881	€959
Less: Progress billings	(886)	(1,130)
Construction contracts, net of advances on contract work	(5)	(171)
Amount due from customers for contract work	185	65
Less: Amount due to customers for contract work included in Other liabilities (current) (Note 22)	(190)	(236)
Construction contracts, net of advances on contract work	€(5)	€(171)